Note 23 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	December 31, 2018	December 31, 2017	December 31, 2016
Income (loss) available to common shareholders (in Euros)	(€338,38)2	(€681,345)	€3,842,201
Number of shares for the computation of basic EPS	28,997,866	28,961,928	27,823,313
Basic EPS (in Euros)	(€0.01)	(€0.02)	€0.14
Effect of dilutive securities	347,500	581,915	1,542,270
Number of shares for the computation of diluted EPS	28,997,866	28,961,928	29,365,583
Diluted EPS income / (loss) (in Euros)	(€0.01)	(€0.02)	€0.13